Parent Company Financial Statements (Tables)	12 Months Ended
Dec. 31, 2013
Parent Company Financial Statements [Abstract]
Balance Sheets
Balance Sheets	December 31,
(dollar amounts in thousands)	2013	2012
Assets
Cash and cash equivalents	$966,065	$921,471
Due from The Huntington National Bank (1)	246,841	207,414
Due from non-bank subsidiaries	57,747	78,006
Investment in The Huntington National Bank	5,537,582	4,754,886
Investment in non-bank subsidiaries	587,388	774,055
Accrued interest receivable and other assets	286,036	119,647
Total assets	$7,681,659	$6,855,479

Liabilities and shareholders' equity
Long-term borrowings	$1,034,266	$662,894
Dividends payable, accrued expenses, and other liabilities	557,240	414,085
Total liabilities	1,591,506	1,076,979
Shareholders' equity (2)	6,090,153	5,778,500
Total liabilities and shareholders' equity	$7,681,659	$6,855,479

(1) Related to subordinated notes described in Note 12.
(2) See Consolidated Statements of Changes in Shareholders’ Equity.

Statements of Income
Statements of Income	Year Ended December 31,
(dollar amounts in thousands)	2013	2012	2011
Income
Dividends from
Non-bank subsidiaries	$55,473	$36,450	$68,491
Interest from
The Huntington National Bank	6,598	38,617	80,024
Non-bank subsidiaries	3,129	5,420	8,741
Other	2,148	1,409	1,231
Total income	67,348	81,896	158,487

Expense
Personnel costs	52,846	42,745	37,630
Interest on borrowings	20,739	28,926	35,295
Other	36,728	35,415	37,122
Total expense	110,313	107,086	110,047

Income (loss) before income taxes and equity in undistributed net income of subsidiaries	(42,965)	(25,190)	48,440
Provision (benefit) for income taxes	(22,298)	(12,565)	(2,773)
Income (loss) before equity in undistributed net income of subsidiaries	(20,667)	(12,625)	51,213
Increase (decrease) in undistributed net income (loss) of:
The Huntington National Bank	692,392	653,615	539,112
Non-bank subsidiaries	(30,443)	(9,700)	(43,952)
Net income	$641,282	$631,290	$546,373
Other comprehensive income (loss) (1)	(63,192)	22,946	23,733
Comprehensive income	$578,090	$654,236	$570,106

(1) See Consolidated Statements of Comprehensive Income for other comprehensive income detail.

Statements of Cash Flows

Statements of Cash Flows	Year Ended December 31,
(dollar amounts in thousands)	2013	2012	2011

Operating activities
Net income	$641,282	$631,290	$546,373
Adjustments to reconcile net income to net cash
provided by operating activities:
Equity in undistributed net income of subsidiaries	(718,144)	(688,149)	(567,566)
Depreciation and amortization	513	265	566
Other, net	15,965	60,446	27,220
Net cash (used for) provided by operating activities	(60,384)	3,852	6,593

Investing activities
Repayments from subsidiaries	285,792	591,923	(39,586)
Advances to subsidiaries	(249,050)	(36,126)	485,863
Net cash (used for) provided by investing activities	36,742	555,797	446,277

Financing activities
Proceeds from issuance of long-term borrowings	400,000	---	---
Payment of borrowings	(50,000)	(236,885)	(5,100)
Dividends paid on stock	(182,476)	(169,335)	(92,404)
Repurchases of common stock	(124,995)	(148,881)	---
Redemption of Warrant to the Treasury	---	---	(49,100)
Other, net	25,707	(1,031)	(3,479)
Net cash provided by (used for) financing activities	68,236	(556,132)	(150,083)
Change in cash and cash equivalents	44,594	3,517	302,787
Cash and cash equivalents at beginning of year	921,471	917,954	615,167
Cash and cash equivalents at end of year	$966,065	$921,471	$917,954

Supplemental disclosure:
Interest paid	$20,739	$28,926	$35,295